Fees Summary	Dec. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,107,000
Previously Paid Amount	0.00
Total Fee Amount	781.88
Total Offset Amount	0.00
Net Fee	781.88
Narrative - Max Aggregate Offering Price	$ 5,107,000
Final Prospectus	true